Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		44 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011
Operating Expenses
Professional fees	$ 379,232	$ 6,354	$ 387,933	$ 11,979	$ 757,197
Research and development costs	17,649,999	0	17,649,999	0	17,649,999
General and administrative	5,389	3,316	8,003	5,548	60,549
Total Operating Expenses	18,034,620	9,670	18,045,935	17,527	18,467,745
Loss from Operations	(18,034,620)	(9,670)	(18,045,935)	(17,527)	(18,467,745)
Interest Expense	(56,412)	(6,341)	(62,824)	(12,824)	(104,455)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(18,091,032)	(16,011)	(18,108,759)	(30,351)	(18,572,200)
Provision for Income Taxes	0	0	0	0	0
NET LOSS	$ (18,091,032)	$ (16,011)	$ (18,108,759)	$ (30,351)	$ (18,572,200)
Net Loss Per Share - Basic and Diluted	$ (2.51)	$ 0	$ (2.54)	$ 0
Weighted average number of shares outstanding during the year - Basic and Diluted	7,206,167	6,835,833	7,142,914	6,804,808